As filed with the Securities and Exchange Commission on February 23, 2007

File Nos. 33-49552

811-6740

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 39

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45

CITIFUNDS INSTITUTIONAL TRUST*

(exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices)

(800) 451-2010

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel

300 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of agent for service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on March 1, 2007 pursuant to paragraph (b) of Rule 485.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-49552) and Amendment No. 42 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-6740) pursuant to Rule 485(a) on December 27, 2006 (Accession Number 0000930413-06-008875) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until March 1, 2007.

*	This filing relates solely to SMASh Series M Fund, SMASh Series C Fund, SMASh Series EC Fund and SMASh Series MEC Fund.

PART C - Other Information

Item 23.	Exhibits

***	a (1)	Amended and Restated Declaration of Trust of the Registrant

+	a (2)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

++	a (3)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

+++	a (4)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

++++	a (5)	Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant

+++++	a (6)	Certificate of Amendment to the Amended and Restated Declaration of Trust of Registrant

****	a (7)	Certificate of Amendment to the Amended and Restated Declaration of Trust of Registrant

******	a (8)	Certificate of Amendment to Amended and Restated Declaration of Trust of the Registrant

****	b	Amended and Restated By-Laws of the Registrant

******	d (1)	Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to Legg Mason Partners SMASh Series M Fund

******	d (2)	Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series C Fund

******	d (3)	Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series EC Fund

******	d (4)	Management Agreement between the Registrant and LMPFA with respect to Legg Mason Partners SMASh Series MEC Fund

******	d (5)	Subadvisory Agreement between the Registrant and Western Asset Management Company (“WAM”) with respect to Legg Mason Partners SMASh Series M Fund

******	d (6)	Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series C Fund

******	d (7)	Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series EC Fund

******	d (8)	Subadvisory Agreement between the Registrant and WAM with respect to Legg Mason Partners SMASh Series MEC Fund

******	d (9)	Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”) with respect to Legg Mason Partners SMASh Series M Fund

******	d (10)	Subadvisory Agreement between WAM and WAML with respect to Legg Mason Partners SMASh Series C Fund

******	d (11)	Subadvisory Agreement between WAM and WAML with respect to Legg Mason Partners SMASh Series EC Fund

**	e (1)	Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (“CGMI”), as distributor

++++	e (2)	Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and CGMI

****	e (3)	Amendment to the Distribution Agreement between the Registrant and CGMI, as distributor

****	e (4)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), as distributor

******	e (5)	Letter Agreement amending Appendix A to the Distribution Agreement between the Registrant and LMIS

****	g (1)	Form of Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”), as custodian

******	g (2)	Form of Letter Agreement amending Exhibit A to Form of Custodian Contract between the Registrant and State Street, as custodian

****	h (1)	Form of Transfer Agency Agreement with PFPC Inc. as transfer agent

++++++	h (2)	Retirement Plan of the Registrant

******	h (3)	Letter Agreement amending Schedule A to Transfer Agency Agreement with PFPC Inc. as transfer agent

*****	h (4)	Form of License Agreement between Registrant and Legg Mason Properties, Inc.

******	h (5)	Expense Reimbursement Agreement between the Registrant and LMPFA

*	i (1)	Opinion and consent of counsel

******	i (2)	Opinion and consent of counsel relating to the Legg Mason Partners SMASh Series M Fund, SMASh Series C Fund and SMASh Series MEC Fund

To be filed by amendment	j (1)	Consent of Independent Registered Public Accounting Firm

******	j (2)	Power of Attorney for the Trustees of the Registrant

	m	Not applicable

****	p (1)	Revised Code of Ethics of the Registrant, Institutional Portfolio and LMPFA

***	p (2)	Code of Ethics of CGMI

****	p (3)	Code of Ethics of LMIS

*****	p (4)	Code of Ethics of WAM and WAML as of February 2005

	q	Not applicable

*	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

**	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 24, 2001 and Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on April 24, 2001.

***	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 18, 2001.

+	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 23, 2002.

++	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on February 7, 2003.

+++	Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 30, 2003.

++++	Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 24, 2003.

+++++	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2004.

++++++	Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 31, 2005.

****	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 30, 2005.

*****	Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 4, 2006.

******	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 22, 2006.

Item 24.	Persons Controlled by or under Common Control with the Registrant

None

Item 25.	Indemnification

Response to this item is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2. Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser – LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — WAM was organized under the laws of the State of California as a company. WAM is an indirect wholly-owned subsidiary of Legg Mason.

WAM is registered as an investment adviser under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain

Director, WAM

Director, LMFM

Manager, Brandywine

Senior Executive Vice President, Legg Mason

Director, Nova Scotia

Vice President and Director, BMML

Director, LMCM

Director, Bartlett

Director, Berkshire

Director, LM Funding

Director, LM Properties

Director, LMRG

Director, LM Tower

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAML

James W. Hirschmann III	Director, WAM President, Legg Mason, Inc. Director, WAML

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM Senior Executive Officer, WAML

Gregory B. McShea	General Counsel and Secretary, WAM General Counsel and Secretary, WAML

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadviser — WAML was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.

WAML is registered as an investment adviser under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAML have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain

Director, WAML

Director, LMCM

Manager, Brandywine

Senior Executive Vice President, Legg Mason

Director, Nova Scotia

Director, LMFM

Director, Barrett

Director, Bartlett

Director, Berkshire

Director, LM Funding

Director, LM Properties

Director, LMRG

Director, LM Tower

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAM

James W. Hirschmann III	Director, WAML President, Legg Mason, Inc. Director, WAM

Gavin L. James	Senior Executive Officer, WAML Director of Global Client Services, WAM

Gregory B. McShea	General Counsel and CCO, WAML General Counsel and CCO, WAM

Item 27.	Principal Underwriters

a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant, is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve—Managing Director

Mark R. Fetting—Managing Director

D. Stuart Bowers—Vice President

W. Talbot Daley—Vice President

Thomas J. Hirschmann—Vice President

Joseph M. Furey—General Counsel and Chief Compliance Officer

Ronald Holinsky—Counsel

Robert E. Patterson—Counsel

Theresa M. Silberzahn—Chief Financial Officer

Elisabeth F. Craig—AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, MD 21202.

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	CitiFunds Institutional Trust

125 Broad Street

New York, NY 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisors:

(3)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

(4)	c/o Western Asset Management Company Limited

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(5)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(6)	PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

With respect to the Registrant’s Distributors:

(7)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, NY 10013

(8)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of February, 2007.

CITIFUNDS INSTITUTIONAL TRUST, on behalf of SMASh Series M Fund; SMASh Series C Fund; SMASh Series EC Fund; and SMASh Series MEC Fund

/s/ Thomas C. Mandia
Thomas C. Mandia
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 23, 2007.

Signature	Title
/s/ R. Jay Gerken*	President, Chairman of the Board and Chief Executive Officer
R. Jay Gerken

/s/ Frances Guggino	Treasurer and Chief Financial Accounting Officer
Frances Guggino

/s/ Elliot J. Berv*	Trustee
Elliot J. Berv

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Stephen Randolph Gross*	Trustee
Stephen Randolph Gross

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By:	/s/ Thomas C. Mandia
Thomas C. Mandia

Attorney-in-Fact, pursuant to Power of Attorney dated October 3, 2006.

SIGNATURES

Institutional Portfolio, on behalf of its series, SMASh Series M Portfolio, SMASh Series C Portfolio, SMASh Series EC Portfolio and SMASh Series MEC Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of February, 2007.

INSTITUTIONAL PORTFOLIO, on behalf of SMASh Series M Portfolio; SMASh Series C Portfolio; SMASh Series EC Portfolio; and SMASh Series MEC Portfolio

/s/ Thomas C. Mandia
Thomas C. Mandia
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 23, 2007.

Signature	Title

/s/ R. Jay Gerken*	President, Chairman of the Board and Chief Executive Officer
R. Jay Gerken

/s/ Frances Guggino	Treasurer and Chief Financial Officer
Frances Guggino

/s/ Elliot J. Berv*	Trustee
Elliot J. Berv

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Stephen Randolph Gross*	Trustee
Stephen Randolph Gross

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By:	/s/ Thomas C. Mandia
Thomas C. Mandia

Attorney-in-Fact, pursuant to Power of Attorney dated October 3, 2006.